Merger- Summary of Number of Shares of Common Stock Outstanding on Business Merger (Details)	3 Months Ended
Mar. 31, 2021 shares
Business Acquisition [Line Items]
Panacea shares outstanding prior to Merger	18,456,250
Less: redemption of Panacea shares prior to the Merger	(3,350)
Conversion of Panacea shares as a result of merger	0
Common stock of Panacea	18,452,900
Shares issued pursuant to the PIPE financing	47,655,000
Shares issued pursuant to the Forward Purchase	2,500,000
Issuance of shares upon the Merger	68,607,900
Conversion of Old Nuvation common stock	23,299,337
Conversion of Founder shares	0
Total shares of Nuvation Bio outstanding immediately following the Merger	217,650,055
Class A Common Stock
Business Acquisition [Line Items]
Panacea shares outstanding prior to Merger	14,862,500
Less: redemption of Panacea shares prior to the Merger	(3,350)
Conversion of Panacea shares as a result of merger	3,593,750
Common stock of Panacea	18,452,900
Shares issued pursuant to the PIPE financing	47,655,000
Shares issued pursuant to the Forward Purchase	2,500,000
Issuance of shares upon the Merger	68,607,900
Conversion of Old Nuvation Redeemable Series A Convertible Preferred Stock	68,097,805
Conversion of Old Nuvation common stock	23,299,337
Conversion of Founder shares	56,645,013
Total shares of Nuvation Bio outstanding immediately following the Merger	216,650,055
Class B Common Stock [Member]
Business Acquisition [Line Items]
Panacea shares outstanding prior to Merger	3,593,750
Conversion of Panacea shares as a result of merger	(3,593,750)
Common stock of Panacea	0
Shares issued pursuant to the PIPE financing	0
Shares issued pursuant to the Forward Purchase	0
Issuance of shares upon the Merger	0
Conversion of Old Nuvation common stock	57,645,013
Conversion of Founder shares	(56,645,013)
Total shares of Nuvation Bio outstanding immediately following the Merger	1,000,000
Preferred Class A [Member]
Business Acquisition [Line Items]
Conversion of Old Nuvation Redeemable Series A Convertible Preferred Stock	68,097,805
Preferred Class B [Member]
Business Acquisition [Line Items]
Conversion of Old Nuvation common stock	57,645,013